COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended		23 Months Ended	37 Months Ended
	Oct. 30, 2018	Nov. 11, 2013	Jun. 15, 2018	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2020	May 31, 2023
Payment for deposit					$ 6,250		$ 31,965
Rent expenses					148,085
Security deposit				$ 49,376	$ 66,765		49,376
687 North Pastoria Avenue, Sunnyvale, California [Member]
Expiration date		Dec. 31, 2020
Base rent for 2019		$ 13,473
Base rent for 2020		15,231
Rent expenses							170,151	$ 110,201
687 North Pastoria Avenue, Sunnyvale, California [Member] | Minimum [Member]
Base rent		2,929
687 North Pastoria Avenue, Sunnyvale, California [Member] | Maximum [Member]
Base rent		$ 9,079
Sichuan Province, China [Member]
Base rent									$ 9,200	$ 9,700
Advance rent			$ 28,000
Payment for deposit			15,000
Rent expenses							$ 55,334
Periodic management fee paid			1,800
Sichuan Province, China [Member] | Minimum [Member]
Base rent			9,200
Sichuan Province, China [Member] | Maximum [Member]
Base rent			$ 9,700
Sunnyvale, CA [Member]
Base rent	$ 28,577
Expiration date	Feb. 28, 2021
Rent expenses				$ 52,050
Security deposit	$ 28,577